RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands, shares in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) shares	Dec. 31, 2019 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) vessel	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Related Party Transaction [Line Items]
Number of vessels owned | vessel				2
Number of vessels sold | vessel				2
Dividend income - related parties			$ 802	$ 0
Common stock - Frontline Ltd
Related Party Transaction [Line Items]
Number of shares repurchased in forward contract (in shares) | shares		3.4			1.4
Repurchase price, including accrued interest					$ 16,700
Shares sold in forward contract (in shares) | shares	1.4
Principal debt amount	$ 15,600						$ 36,800
Debt and equity securities, realized gain					$ 4,600	$ 2,300
Front Force and Front Energy
Related Party Transaction [Line Items]
Termination fee on termination of charters				4,500
Front Force and Front Energy
Related Party Transaction [Line Items]
Gain (loss) on sale of loans and leases				$ 1,500